Stock Based Compensation - Schedule of Stock Option Activity (Details) (10K)	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of options, outstanding at beginning of period | shares	207,500
Number of options, cancelled | shares	(207,500)
Number of options, outstanding at end of period | shares
Weighted Average Exercise Price, outstanding at beginning of period	$ 6.00
Weighted Average Exercise Price, Cancelled	6.00
Weighted Average Exercise Price, outstanding at end of period
Weighted Average Grant Date Fair Value per Share, Outstanding at beginning of period	0.60
Weighted Average Grant Date Fair Value per Share, Cancelled	$ 0.60
Average Remaining Contractual Life, Outstanding at beginning of period	8 years
Average Remaining Contractual Life, Outstanding at end of period	0 years
Average Intrinsic Value beginning of period | $
Average Intrinsic Value end of period | $